Goodwill And Intangible Assets (Schedule Of Amortization Expense For Finite-Lived Intangible Assets) (Details) (USD $) In Millions	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011
Goodwill And Intangible Assets
2012 (remainder of the fiscal year)	$ 20	$ 40
2013	36	32
2014	32	28
2015	23	20
2016	19	17
2017	14	40
2018 and thereafter	29
Total estimated amortization expense for finite-lived intangible assets	$ 173	$ 177